INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Current tax	137	257	128
Underprovision	-	-	-
Overprovision	(33)	(96)	-

Income tax expense	104	161	128

Cayman Islands And British Virgin Islands [Member]
SCHEDULE OF RECONCILIATION OF INCOME TAX RATE

The Company and its subsidiary, SKK Group are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and SKK Group do not accrue for income taxes.

Singapore

SKK and SKK M&E are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2025, 2024 and 2023 are as follows:

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Income before income taxes	(2,816)	543	326
Singapore’s Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	(479)	92	55
Tax effect of non-taxable income	(4)	(38)	(5)
Tax effect of non-deductible items	556	236	80
Tax incentives	(13)	(41)	(2)
Deferred tax asset not recognised	77	-	-
Unutilised capital allowance carried back	-	8	-
Over provision in prior years	(33)	(96)	-

Income tax expense	104	161	128

SINGAPORE
SCHEDULE OF RECONCILIATION OF INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended December 31, 2025, 2024 and 2023 are as follows:

	Financial Years ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Income before income taxes	(2,816)	543	326
Singapore’s Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	(479)	92	55
Tax effect of non-taxable income	(4)	(38)	(5)
Tax effect of non-deductible items	556	236	80
Tax incentives	(13)	(41)	(2)
Deferred tax asset not recognised	77	-	-
Unutilised capital allowance carried back	-	8	-
Over provision in prior years	(33)	(96)	-

Income tax expense	104	161	128